Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	May 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,055
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	1,811
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,967
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	$ 1,702